SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants Outstanding and Exercisable, value
Minimum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)	2 years 1 month 28 days	2 years 10 months 24 days	3 years 10 months 24 days
Maximum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)	2 years 7 months 9 days	3 years 4 months 6 days	9 months 10 days
Warrant One [Member]
Warrants Outstanding and Exercisable, Number of Warrants	8,334	300,000	1,931,819
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)			9 months 10 days
Warrants Outstanding and Exercisable, Weighted Average Exercise Price	$ 0.6	$ 0.043	$ 0.1
Warrants Outstanding and Exercisable, value	$ 23	$ 11,351	$ 211,622
Warrant One [Member] | Minimum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)	2 years 1 month 28 days	2 years 10 months 24 days
Warrant Two [Member]
Warrants Outstanding and Exercisable, Number of Warrants	32,500	300,000	308,334
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)			3 years 10 months 24 days
Warrants Outstanding and Exercisable, Weighted Average Exercise Price	$ 0.6	$ 0.043	$ 0.6
Warrants Outstanding and Exercisable, value	$ 116	$ 11,679	$ 48,270
Warrant Two [Member] | Maximum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)	2 years 7 months 9 days	3 years 4 months 6 days
Warrant Three [Member]
Warrants Outstanding and Exercisable, Number of Warrants		8,334
Warrants Outstanding and Exercisable, Weighted Average Exercise Price		$ 0.6
Warrants Outstanding and Exercisable, value		$ 230
Warrant Three [Member] | Minimum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)		2 years 10 months 24 days
Warrant Four [Member]
Warrants Outstanding and Exercisable, Number of Warrants		32,500
Warrants Outstanding and Exercisable, Weighted Average Exercise Price		$ 0.6
Warrants Outstanding and Exercisable, value		$ 992
Warrant Four [Member] | Maximum [Member]
Warrants Outstanding and Exercisable, Weighted Average Remaining Contractual life (in years)		3 years 4 months 6 days